Related party disclosures (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Jun. 24, 2021 € / shares shares	Jun. 04, 2021 shares	Apr. 08, 2021 shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 29, 2021 shares	Dec. 31, 2020 shares	[1]
Related Party Transactions [Abstract]
Issuance of shares (in shares)				52,028,145	52,020,849	52,020,849		75,923,079
Exercise price for option granted (in dollars per share) | $ / shares				$ 5.41	$ 14.1	$ 15.8
Number of options exercised (in shares)				7,296
Key Management Compensation [Abstract]
Salary and related expenses | $				$ 1,421	$ 893	$ 687
Shared-based compensation expense | $				590	338	163
Key management compensation | $				$ 2,011	$ 1,231	$ 850
Share Option, Expiration Period One [Member]
Related Party Transactions [Abstract]
Share option award granted period				7 years
Exercise price for option granted (in dollars per share) | $ / shares				$ 0.025
Share Option, Expiration Period Two [Member]
Related Party Transactions [Abstract]
Share option award granted period				8 years
Ordinary Shares [Member]
Related Party Transactions [Abstract]
Number of ordinary shares after redesignation (in shares)		50,487
Number of options granted (in shares)		126,218
Class A Ordinary Shares [Member]
Related Party Transactions [Abstract]
Number of shares redeemed (in shares)	25,000
Redeemed par value (in euros per share) | € / shares	€ 1
Number of shares cancelled (in shares)	25,000
Number of shares cancelled, per value (in euros per share) | € / shares	€ 1
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Related Party Transactions [Abstract]
Issuance of shares (in shares)							625,000
GH Research Ireland Limited [Member] | Ordinary Shares [Member]
Related Party Transactions [Abstract]
Number of ordinary shares after redesignation (in shares)			2,108,159
GH Research Ireland Limited [Member] | Series B Preferred Shares [Member]
Related Party Transactions [Abstract]
Issuance of shares (in shares)			5,270,400
Key Management [Member] | Share Option Expiration Period Three [Member]
Related Party Transactions [Abstract]
Number of options vested (in shares)				19,899
Vesting condition				2 years
Number of options exercised (in shares)				7,296
Key Management [Member] | Ordinary Shares [Member]
Related Party Transactions [Abstract]
Number of options granted (in shares)				122,399
Key Management [Member] | Ordinary Shares [Member] | Share Option, Expiration Period One [Member]
Related Party Transactions [Abstract]
Number of options granted (in shares)				72,399
Key Management [Member] | Ordinary Shares [Member] | Share Option, Expiration Period Two [Member]
Related Party Transactions [Abstract]
Number of options granted (in shares)				50,000

[1]	Share information presented as of January 1, 2021 is prior to the incorporation of GH Research PLC and relates solely to GH Ireland Research Limited and does not give effect to the 2.50-for-one share consolidation described below.